CONTINGENCIES (Details) - RUB (₽) ₽ in Millions	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONTINGENCIES
Maximum possible exposure in relation to Russian Federation tax and regulatory environment		₽ 33
Cash and cash equivalents	₽ 4,700	₽ 4,110	₽ 2,419	₽ 449	₽ 148